UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-05820
THE HYPERION TOTAL RETURN FUND, INC.
(Exact name of registrant as specified in charter)
ONE LIBERTY PLAZA, 165 BROADWAY, 36TH FLOOR
NEW YORK, NEW YORK 10006-1404
(Address of principal executive offices) (Zip code)
CLIFFORD E. LAI, PRESIDENT
THE HYPERION TOTAL RETURN FUND, INC.
ONE LIBERTY PLAZA, 165 BROADWAY, 36TH FLOOR
NEW YORK, NEW YORK, 10006-1404
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1 (800) Hyperion
Date of fiscal year end: November 30
Date of reporting period: May 31, 2005

Item 1.     Reports to Shareholders.

THE HYPERION
TOTAL RETURN
FUND, INC.

Semi-Annual Report

May 31, 2005

________________________________________________________________________________
THE HYPERION TOTAL RETURN FUND, INC.
Portfolio Composition (Unaudited)

The chart that follows shows the allocation of the Fund’s holdings by asset category as of May 31, 2005.

THE HYPERION TOTAL RETURN FUND, INC.

Portfolio of Investments as of May 31, 2005*

* As a percentage of total investments.

THE HYPERION TOTAL RETURN FUND, INC.
Report of the Investment Advisor
For the Six Months Ended May 31, 2005

Dear Shareholder:

We welcome this opportunity to provide you with information about The Hyperion Total Return Fund, Inc. (the “Fund”) for the semi-annual period ended May 31, 2005. The Fund’s shares are traded on the New York Stock Exchange (“NYSE”) under the symbol “HTR”.

Description of the Fund

The Fund is a diversified closed-end investment company. The Fund’s investment objective is to provide shareholders with a high total return, including short and long-term capital gains, and a high level of current income through the management of a portfolio of securities. The Fund pursues this objective by investing and actively managing a portfolio consisting primarily of U.S. Treasury securities, mortgage-backed securities (“MBS”), asset-backed securities (“ABS”), and high yield corporate securities.

Performance

For the six month period ended May 31, 2005, shareholders realized a total investment return of 5.36%, which assumes the reinvestment of dividends and is exclusive of brokerage commissions. Based on the NYSE closing price of $10.35 on May 31, 2005, the Fund’s shares had a current yield of 8.7%, which was 5.0% higher than the yield of the 5-year U.S. Treasury note, and competitive with the yields of other multi-sector bond funds in its category.

As of May 31, 2005, the Fund, inclusive of the effect of leverage, was managed with an average duration (a bond’s duration is the weighted average number of years until maturity of all its cash flows, including coupon payments and principal) of 2.6 years, as measured on a net asset basis.

Market Environment for the Semi Annual Period Ended May 31, 2005

Sometimes the markets respond to economic factors (fundamental valuation). Sometimes the pendulum swings to the other extreme and the markets respond to other market factors such as supply and demand and the relative ability and willingness of market participants to utilize leverage. So far in 2005, technical factors seemed to be dominating, both for credit spreads and the level of interest rates.

The economic numbers reflected an economy that continues to expand at a moderate pace. The consumer remains very healthy with home prices driving wealth thanks to stubbornly low long term interest rates and the advent of interest only and longer amortizing mortgages. Inflation indices have remained low thanks to the outsourcing of goods and services to low cost producers like China and India, a trend we expect to continue for the foreseeable future. Rising oil prices are definitely a problem for the economy and we believe that it will lead to a slowdown in the economy in 12 to 15 months.

We feel that the dominant factor that will drive the continued decline in long term interest rates is the consumer. With the consumer being over 67% of Gross National Product, interest rates should remain consumer-friendly, i.e. keep mortgage rates attractive for home ownership since the home is the largest asset for the consumer. As a result, the goal of monetary policy in a recession will be to drop interest rates low enough to cause a mortgage refinancing wave to put money in the pocket of the consumer to therefore spend back into the economy. As long as the consumer is such a dominant force of Gross Domestic Product, this cycle will continue to drive long term interest rates lower.

The yield curve, as measured by the difference in interest rates between the UST 10-Year and 2-Year narrowed from 114 basis points to 34 basis points. And we believe that the yield curve will continue to flatten and potentially invert where the yield on shorter maturity assets are higher than that of longer maturity assets. We anticipate that the Fed will raise Fed Funds to 3.25% at the upcoming June 30 meeting and then at least once again during the fall to 3.50%. At that point a yield curve with the 2-Year at 3.70% and a 10-Year at 3.95% would not be inconsistent if the markets begin to believe that the Fed is near the end of the tightening cycle. The yield curve inversion scenario would play out if the Fed raises the Funds target beyond 3.50%.

THE HYPERION TOTAL RETURN FUND, INC.
Report of the Investment Advisor
For the Six Months Ended May 31, 2005

Portfolio Strategy for the Semi Annual Period Ended May 31, 2005

Credit sectors, especially corporate bonds, came under some pressure over the last few months. Much of the pressure was concentrated in the corporate sector with the BB rated sector widening dramatically, triggered by a ratings downgrade of General Motors and Ford. Weakness in the overall corporate sector spilled into the Commercial Mortgage Backed Securities (“CMBS”) sector with the BBB rated classes widening about 20 basis points. The residential credit sector escaped the underperformance as the combination of large sums of money pre-committed for residential MBS investment and the beneficial impact of lower interest rates on home prices and structural deleveraging kept yield spreads firm.

Over the last few months, we liquidated our entire 2.4% allocation to corporate high yield bonds. Half was sold on April 8 with the balance sold in early May, bringing the allocation to the sector to zero for the first time in over ten years. This move was predicated on the combination of a weak stock market and historically tight corporate high yield spreads, and the opportunity to reinvest into attractive MBS pass-throughs at more attractive yields while dramatically improving the average credit rating of the portfolio.

The other large change in the Fund was a 4.2% reduction on our ABS exposure. We took advantage of historically narrow AA through BBB rated bonds in the sub-prime sector to reduce our holdings in that sector. The proceeds were reinvested into a barbell of Agency pass-throughs and lower rated residential MBS and ABS. Despite the outperformance of the residential MBS and ABS sectors, we still think that those sectors represent the best value relative to what we see in the market.

We remain nearly fully leveraged to take advantage of the yield advantage of our investments in excess of our funding costs. Less than 70% of the leveraged portion of the Fund is invested in floaters or hedged with interest swaps out to approximately 2.0 years.

THE HYPERION TOTAL RETURN FUND, INC.
Report of the Investment Advisor
For the Six Months Ended May 31, 2005

Conclusion

We remain committed to the Fund and its shareholders. As always, we will continue to actively seek investment opportunities in the market and act on them in a timely fashion in an effort to achieve the Fund’s objectives. We welcome your questions and comments, and encourage you to contact our Shareholder Services Representatives at 1-800-HYPERION.

We appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ CLIFFORD E. LAI

CLIFFORD E. LAI
President,
The Hyperion Total Return Fund, Inc.
     President and Chief Executive Officer,
Hyperion Capital Management, Inc.

/s/ JOHN H. DOLAN

JOHN H. DOLAN Vice President, The Hyperion Total Return Fund, Inc. Chief Investment Officer, Hyperion Capital Management, Inc.

THE HYPERION TOTAL RETURN FUND, INC.
Portfolio of Investments – (Unaudited)
May 31, 2005
				Principal
	Interest			Amount		Value
	Rate		Maturity	(000s)		(Note 2)

U.S. GOVERNMENT & AGENCY OBLIGATIONS – 73.3%

U.S. Government Agency Collateralized Mortgage Obligations – 3.6%
Federal Home Loan Mortgage Corporation

Series 1675, Class KC	6.50%		10/15/10	$5,191		$5,353,482

Series 1587, Class SK	9.00	†	10/15/08	1,257	#	1,346,109

Series 1604, Class MC	9.00	†	11/15/08	1,159		1,225,333

Series 1604, Class SB	9.00	†	11/15/08	223		235,714

						8,160,638

Federal National Mortgage Association

Series 1998-W6, Class B3	7.09		10/25/28	1,558		1,491,862

Series 1993-170, Class SC	9.00	†	09/25/08	187		195,515

Series 1993-48, Class C	9.50		04/25/08	222		229,304

						1,916,681

Total U.S. Government Agency Collateralized Mortgage Obligations

(Cost – $9,424,290)						10,077,319

U.S. Government Agency Pass-Through Certificates – 57.2%
Federal Home Loan Mortgage Corporation

Pool A16170	6.00		12/01/33	4,911	@	5,047,588

Pool A17112	6.00		12/01/33	16,276	@	16,729,360

Pool A24261	6.50		07/01/34	3,372	@	3,501,412

Pool A25455	6.50		08/01/34	6,437	@	6,684,062

Pool A13915	7.00		09/01/33	8,079	@	8,516,424

Pool A17331	7.00		12/01/33	125		132,032

Pool C53494	7.50		06/01/31	51		55,220

Pool C56878	8.00		08/01/31	929		1,002,136

Pool C56879	8.00		08/01/31	213		229,586

Pool C58516	8.00		09/01/31	610		658,701

Pool C59641	8.00		10/01/31	675		728,413

Pool C55166	8.50		07/01/31	221		241,408

Pool C55167	8.50		07/01/31	691		752,993

Pool C55168	8.50		07/01/31	302		328,779

Pool C55169	8.50		07/01/31	395		430,513

Pool C58521	8.50		09/01/31	60		65,537

Pool C60422	8.50		10/01/31	64		69,887

Pool C60423	8.50		10/01/31	616		672,011

Pool C60424	8.50		10/01/31	332		362,497

Pool G01466	9.50		12/01/22	3,081		3,402,939

Pool 555538	10.00		03/01/21	2,845		3,154,808

						52,766,306

Federal National Mortgage Association

Pool 649881	6.00		09/01/32	3,658	@	3,766,433

Pool 811125	6.00		02/01/35	4,906		5,045,032

Pool 650162	6.50		10/01/32	2,928		3,046,725

Pool 652870	6.50		10/01/32	2,587	@	2,691,642

Pool 654917	6.50		08/01/32	6,705	@	6,975,849

Pool 655843	6.50		09/01/32	3,023		3,145,136

Pool 783828	6.50		07/01/34	2,771		2,880,591

Pool 789949	6.50		07/01/34	6,639	@	6,900,052

Pool 796005	6.50		09/01/34	9,603	@	9,981,384

See notes to financial statements.

THE HYPERION TOTAL RETURN FUND, INC.
Portfolio of Investments – (Unaudited)
May 31, 2005
			Principal
	Interest		Amount		Value
	Rate	Maturity	(000s)		(Note 2)

U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)

Pool 809240	6.50%	01/01/35	$4,667	@	$4,851,312

Pool 642102	7.00	05/01/32	4,013	@	4,238,039

Pool 645406	7.00	05/01/32	2,538		2,680,616

Pool 645912	7.00	06/01/32	3,188	@	3,366,433

Pool 645913	7.00	06/01/32	2,776		2,931,134

Pool 651588	7.00	07/01/32	728		768,448

Pool 660181	7.00	10/01/32	760		802,152

Pool 661116	7.00	10/01/32	1,457		1,538,450

Pool 663372	7.00	10/01/32	493		520,588

Pool 663874	7.00	10/01/32	1,017		1,074,286

Pool 669474	7.00	11/01/32	1,041		1,099,199

Pool 678012	7.00	08/01/32	3,648	@	3,853,821

Pool 759505	7.00	01/01/34	5,535	@	5,842,149

Pool 794759	7.00	10/01/34	5,580	@	5,890,070

Pool 796481	7.00	08/01/34	5,525	@	5,831,256

Pool 255053	7.50	12/01/33	1,009		1,079,113

Pool 784369	7.50	07/01/13	981		1,004,734

Pool 789284	7.50	05/01/17	1,889		2,001,381

Pool 827853	7.50	10/01/29	1,454		1,559,598

Pool 398800	8.00	06/01/12	1,601		1,709,579

Pool 827855	8.50	10/01/29	3,205		3,503,176

Pool 545436	9.00	10/01/31	2,444		2,704,488

Pool 458132	9.41	03/15/31	4,819		5,314,712

					108,597,578

Total U.S. Government Agency Pass-Through Certificates

(Cost – $162,209,212)					161,363,884

U.S. Treasury Obligation – 7.7%
United States Treasury Notes

(Cost – $21,294,243)	4.00	02/15/15	21,800	@	21,748,901

U..S Agency Obligation – 4.8%
Federal Home Loan Mortgage Corporation

(Cost – $13,537,994)	5.13	11/07/13	13,600	@	13,676,500

Total U.S. Government & Agency Obligations

(Cost – $206,465,739)					206,866,604

ASSET-BACKED SECURITIES – 31.6%

Housing Related Asset-Backed Securities – 23.8%
125 Home Loan Owner Trust

Series 1998-1A, Class M2*	7.75	02/15/29	793		792,548
Access Financial Manufactured Housing Contract Trust

Series 1995-1, Class B1	7.65	05/15/21	10,060		6,539,000
Aegis Asset Backed Securities Trust

Series 2004-2N, Class N1*	4.50	04/25/34	674		673,532
Argent NIM Trust

Series 2004-WN3, Class A*	5.93	04/25/34	747		749,130

See notes to financial statements.

THE HYPERION TOTAL RETURN FUND, INC.
Portfolio of Investments – (Unaudited)
May 31, 2005
				Principal
	Interest			Amount	Value
	Rate		Maturity	(000s)	(Note 2)

ASSET-BACKED SECURITIES (continued)
Asset Backed Funding Corporation

Series 2005-AQ1, Class B1*(e)	5.75/6.25%		06/25/35	$2,000	$1,712,641

Series 2005-AQ1, Class B2*(e)	5.75/6.25		06/25/35	2,100	1,715,441

					3,428,082

Asset Backed Securities Corp., NIMS Trust

Series 2003-HE6, Class A1*	6.75		11/27/33	139	139,713
First Franklin Mortgage Loan Trust

Series 2004-FFH1, Class B*(d)	6.59	†	03/25/34	3,050	2,913,564

Series 2004-FF2, Class B*(d)	6.59	†	03/25/34	1,800	1,729,615

Series 2004-FFH2, Class B1*(d)	6.59	†	06/25/34	2,750	2,601,005

Series 2004-FF8, Class B4*(d)	6.59	†	10/25/34	2,500	2,308,267

					9,552,451

Green Tree Financial Corp.

Series 1998-3, Class A6	6.76		03/01/30	4,358	4,534,726

Series 1998-8, Class M1	6.98		09/01/30	5,000	2,150,000

Series 1997-6, Class B1	7.17		05/15/20	9,228	1,486,343

Series 1997-6, Class M1	7.21		01/15/29	6,100	4,575,000

Series 1997-3, Class M1	7.53		03/15/28	4,500	2,745,000

Series 1997-6, Class A9	7.55		01/15/29	2,752	3,016,552

					18,507,621

Harborview Mortgage Loan Trust

Series 2005-1, Class B4*(d)	4.84	†	03/19/35	1,264	1,069,036

Series 2005-1, Class B5*(d)	4.84	†	03/19/35	1,823	1,182,373

Series 2005-1, Class B6*(d)	4.84	†	03/19/35	2,287	514,679

Series 2005-2, Class B4*(d)	4.84	†	05/19/35	2,978	2,521,840

					5,287,928

Mid-State Trust

Series 10, Class B	7.54		02/15/36	2,114	2,002,774

Series 2004-1, Class M2	8.11		08/15/39	3,424	3,489,102

					5,491,876

Structured Asset Investment Loan Trust

Series 2004-11, Class M9(e)	5.00/5.50		01/25/35	3,775	3,648,115

Series 2004-7, Class B(d)	5.59	†	08/25/34	4,321	3,928,394

Series 2004-8, Class B1(d)	5.59	†	09/25/34	2,000	1,930,304

Series 2004-2, Class B*(d)	6.09	†	03/25/34	2,234	2,039,936

					11,546,749

Structured Asset Securities Corporation

Series 2005-6, Class B5	5.34	†	05/25/35	1,000	865,469

Series 2005-6, Class B6	5.34	†	05/25/35	1,000	659,375

Series 2005-6, Class B7	5.34	†	05/25/35	675	216,000

					1,740,844

Vanderbilt Mortgage Finance, Inc.

Series 2001-B, Class A5	6.96		09/07/31	2,000	2,167,562
Westgate Resorts

Series 1998-AA, Class A2*	8.26		07/15/13	578	576,312

Total Housing Related Asset-Backed Securities

(Cost – $74,156,626)					67,193,348

See notes to financial statements.

THE HYPERION TOTAL RETURN FUND, INC.
Portfolio of Investments – (Unaudited)
May 31, 2005
				Principal
	Interest			Amount	Value
	Rate		Maturity	(000s)	(Note 2)

ASSET-BACKED SECURITIES (continued)

Non-Housing Related Asset-Backed Securities – 4.3%
Aerco Ltd.

Series 2A, Class A3	3.55	%†	07/15/25	$4,293	$3,262,744
Airlines Pass Through Trust

Series 1R, Class A8	3.33	†	03/15/19	3,394	3,189,919
Global Rated Eligible Assets Trust

Series 1998-A, Class A1	7.33		03/15/06	1,566	7,829
MBNA Credit Card Master Trust

Series 2002-C7, Class C7	6.70		03/16/15	5,000	5,585,635
Securitized Multiple Asset Rated Trust

Series 1997-2, Class A(c)	8.24		03/15/06	2,272	11,360

Total Non-Housing Related Asset-Backed Securities

(Cost – $15,139,802)					12,057,487

Franchise Securities – 1.0%
FFCA Secured Lending Corp.

Series 1998-1, Class A1B*(b)	6.73		10/18/25	1,924	1,995,807
Franchisee Loan Receivable Trust

Series 1995-B, Class A(b)	9.54	†	01/15/11	1,314	676,434

Total Franchise Securities

(Cost – $3,249,863)					2,672,241

Collateralized Debt Obligations – 2.5%
Anthracite CDO I Ltd.

Series 2002-CIBA, Class CFL*	4.34	†	05/24/37	5,000	5,149,500
Porter Square CDO I Limited

Series 1A, Class C*	6.71	†	08/15/38	2,000	2,005,000

Total Collateralized Debt Obligations

(Cost – $6,992,949)					7,154,500

Total Asset-Backed Securities

(Cost – $99,539,240)					89,077,576

COMMERCIAL MORTGAGE–BACKED SECURITIES – 17.9%
Bear Stearns Commercial Mortgage Securities

Series 1999-C1, Class D	6.53		02/14/31	5,000	5,548,950

Series 2001-EPR, Class B*	6.92		02/12/11	5,000	5,102,600

					10,651,550

Chase Commercial Mortgage Securities Corp.

Series 2000-2, Class I*	6.65		07/15/32	1,971	1,228,213
Commercial Mortgage Asset Trust

Series 1999-C1, Class C	7.35		01/17/32	2,000	2,369,760
Commercial Mortgage Lease-Backed Certificate

Series 2001-CMLB, Class A1*	6.75		06/20/31	2,597	2,903,990
Credit Suisse First Boston Mortgage

Series 2004-C5, Class J*	4.65	†	11/15/37	1,000	890,167
First Chicago/ Lennar Trust

Series 1997-CHL1, Class D*	7.70	†	04/29/39	3,000	3,031,875
JP Morgan Commercial Mortgage Finance Corp.

Series 1999-C8, Class C	7.40	†	07/15/31	5,000	5,570,345

See notes to financial statements.

THE HYPERION TOTAL RETURN FUND, INC.
Portfolio of Investments – (Unaudited)
May 31, 2005
				Principal
	Interest			Amount	Value
	Rate		Maturity	(000s)	(Note 2)

COMMERCIAL MORTGAGE–BACKED SECURITIES (continued)
LB-UBS Commercial Mortgage Trust

Series 2002-C2, Class L*	5.68%		07/15/35	$5,300	$5,364,289
Mortgage Capital Funding, Inc.

Series 1996-MC1, Class G*(b)	7.15		06/15/06	4,409	4,525,045
Nationslink Funding Corp.

Series 1998-2, Class F*	7.11		08/20/30	4,840	5,414,266
UBS 400 Atlantic Street Mortgage Trust

Series 2002-C1A, Class B3*	7.19		01/11/22	3,000	3,335,790
Wachovia Bank Commercial Mortgage Trust

Series 2004-WL4A, Class H*	3.94	†	10/15/15	1,300	1,302,199

Series 2005-C16, Class H*	5.30	†	10/15/41	4,000	3,892,580

					5,194,779

Total Commercial Mortgage Backed Securities

(Cost – $45,863,959)					50,480,069

NON-AGENCY RESIDENTIAL MORTGAGE–BACKED SECURITIES – 13.6%

Subordinated Collateralized Mortgage Obligations – 13.6%
ABN AMRO Mortgage Corp.

Series 2002-1A, Class B3*	5.64	†	06/25/32	449	447,666

Series 2002-1A, Class B4*	5.64	†	06/25/32	269	264,264

Series 2002-1A, Class B5*	5.64	†	06/25/32	451	351,427

					1,063,357

Banc of America Alternative Loan Trust

Series 2004-3, Class 30B6	5.50		04/20/31	803	240,761
Banc of America Funding Corporation

Series 2003-3, Class B4	5.46	†	10/25/33	929	856,070

Series 2003-3, Class B5	5.46	†	10/25/33	929	657,367

Series 2003-3, Class B6	5.46	†	10/25/33	932	354,335

					1,867,772

Banc of America Mortgage Securities, Inc.

Series 2001-4, Class 1B3	6.75		04/20/31	1,987	2,013,676
Countrywide Home Loans

Series 2003-57, Class B3	5.50		01/25/34	492	434,608
First Horizon Mortgage Pass-Through Trust

Series 2005-3, Class B5	5.50		06/25/35	345	234,557

Series 2005-3, Class B6	5.50		06/25/35	345	123,490

					358,047

First Republic Mortgage Loan Trust

Series 2000-FRB1, Class B3	3.59	†	06/25/30	522	499,116
G3 Mortgage Reinsurance Ltd.

Series 1, Class E*	23.10	†	05/25/08	5,731	6,418,377
GMAC Mortgage Corp. Loan Trust

Series 2003-J9, Class B1	5.50		01/25/34	883	806,326

Series 2003-J9, Class B2	5.50		01/25/34	883	610,416

Series 2003-J9, Class B3	5.50		01/25/34	884	285,005

					1,701,747

See notes to financial statements.

THE HYPERION TOTAL RETURN FUND, INC.
Portfolio of Investments – (Unaudited)
May 31, 2005
				Principal
	Interest			Amount	Value
	Rate		Maturity	(000s)	(Note 2)

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (continued)
JP Morgan Mortgage Trust

Series 2003-A2, Class B4	4.49	%†	11/25/33	$547	$483,484
Residential Finance Limited Partnership

Series 2004-B, Class B5*	4.64	†	02/10/36	3,514	3,575,787

Series 2002-A, Class B7	8.79	†	10/10/34	2,893	2,948,731

					6,524,518

Residential Funding Mortgage Securities I, Inc.

Series 2004-S1, Class B1	5.25		02/25/34	606	526,417

Series 2004-S1, Class B3	5.25		02/25/34	303	102,990

Series 2003-S7, Class B2	5.50		05/25/33	682	531,154

Series 2003-S7, Class B3(a)	5.50		05/25/33	972	437,559

					1,598,120

Resix Finance Ltd. Credit-Linked Notes

Series 2004-C, Class B7*	6.59	†	09/10/36	1,487	1,518,188

Series 2003-D, Class B7*	8.84	†	12/10/35	1,952	2,015,808

Series 2003-CB1, Class B8*	9.84	†	06/10/35	1,942	2,029,895

Series 2004-A, Class B10*	14.60	†	02/10/36	861	895,009

					6,458,900

Washington Mutual

Series 2005-AR2, Class B11(d)	4.32	†	01/25/45	3,734	2,283,067

Series 2005-AR2, Class B12(d)	4.32	†	01/25/45	3,269	588,462

Series 2002-AR7, Class B4	5.50	†	07/25/32	992	974,859

Series 2002-AR7, Class B5	5.50	†	07/25/32	744	715,440

Series 2002-AR7, Class B6	5.50	†	07/25/32	1,241	980,488

					5,542,316

Wells Fargo Mortgage Backed Securities Trust

Series 2004-6, Class B4	5.50		06/25/34	1,789	1,622,105

Series 2004-6, Class B5	5.50		06/25/34	1,074	770,769

Series 2004-6, Class B6	5.50		06/25/34	716	279,210

Series 2002-10, Class B6	6.00		06/25/32	483	342,673

					3,014,757

Total Subordinated Collateralized Mortgage Obligations

(Cost – $35,985,864)					38,219,556

Total Non-Agency Residential Mortgage Backed Securities

(Cost – $35,985,864)					38,219,556

CORPORATE OBLIGATIONS – 1.3%

Airlines – 1.3%

American Airline	7.86		10/01/11	2,500	2,589,233

United Airlines, Series 00-2	7.19		04/01/11	977	909,699

					3,498,932

Total Corporate Obligations

(Cost – $3,439,113)					3,498,932

See notes to financial statements.

THE HYPERION TOTAL RETURN FUND, INC.
Portfolio of Investments – (Unaudited)
May 31, 2005
				Notional
	Interest			Amount	Value
	Rate		Maturity	(000s)	(Note 2)

INTEREST ONLY SECURITIES – 7.7%
Banc of America Commercial Mortgage Inc.

Series 2003-1, Class XP2*(f)	1.63	%†	09/11/36	$17,992	$2,595,333
Bear Stearns Commercial Mortgage Securities

Series 2001-TOP2, Class X2*(f)	1.14	†	02/15/35	74,184	2,384,644
COMM

Class 2001-J2A, Class EIO*(f)	3.74	†	07/16/34	10,000	3,140,480
Commercial Capital Access One, Inc.

Series 2001-A, Class T1(f)	4.50		02/15/09	18,000	2,802,600
GMAC Commercial Mortgage Securities, Inc.

Series 2003-C1, Class X1*(f)	0.21	†	05/10/36	86,319	3,742,706
GS Mortgage Securities Corp. II

Series 2001-ROCK, Class X1*(f)	0.40	†	05/03/18	254,988	3,449,709
Vendee Mortgage Trust

Series 1997-2, Class IO(f)	0.06	†	06/15/27	56,302	85,073
Wachovia Bank Commercial Mortgage Trust

Series 2002-C2, Class IO1*(f)	0.33	†	11/15/34	84,534	3,602,903

Total Interest Only Securities

(Cost – $20,026,485)					21,803,448

	Shares

COMMON STOCK – 0.1%
Duke Realty Corp.(REIT)

(Cost – $287,997)	11,583	357,567

PREFERRED STOCKS – 0.8%
Equity Office Properties Trust Series B, 5.25%(REIT)

(Cost – $1,955,458)	46,012	2,339,710

Total Investments – 146.3%

(Cost – $413,563,855)		412,643,462

Liabilities in Excess of Other Assets – (46.3)%		(130,535,616)

NET ASSETS – 100.0%		$282,107,846

†	—	Variable Rate Security: Interest rate is the rate in effect May 31, 2005.
*	—	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
(a)	—	Represents a class of subordinated mortgage backed securities (First Loss Bonds) that are the first to receive credit losses on the underlying mortgage pools and will continue to receive the credit losses until the subordinated class is paid off.
(b)	—	Private placement.
(c)	—	This issue is currently making only partial interest payments.
(d)	—	Security is a “step up” bond where coupon increases or steps up at a predetermined date. At that date the coupon increases to LIBOR plus a predetermined margin.
(e)	—	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(f)	—	Interest rate is based on the notional amount of the underlying mortgage pools.
@	—	Portion or entire principal amount delivered as collateral for reverse repurchase agreements (Note 5).
#	—	Portion or entire principal amount is held as collateral for open futures contracts (Note 7).
CDO	—	Collateralized Debt Obligation
REIT	—	Real Estate Investment Trust

See notes to financial statements.

THE HYPERION TOTAL RETURN FUND, INC.
Statement of Assets and Liabilities – (Unaudited)
May 31, 2005

Assets:

Investments in securities, at market (cost $413,563,855) (Note 2)	$412,643,462

Cash	1,332,582

Interest and dividend receivable	2,480,467

Principal paydowns receivable	2,322,198

Unrealized appreciation on swap contracts (Note 7)	2,429,216

Receivable from transfer agent	68,016

Prepaid expenses and other assets	68,779

Total assets	421,344,720

Liabilities:

Reverse repurchase agreements (Note 5)	135,355,000

Interest payable for reverse repurchase agreements (Note 5)	158,808

Payable for investments purchased	3,432,011

Payable for variation margin	40,219

Investment advisory fee payable (Note 3)	155,774

Administration fee payable (Note 3)	52,206

Directors’ fees payable	13,703

Accrued expenses and other liabilities	29,153

Total liabilities	139,236,874

Net Assets (equivalent to $9.16 per share based on 30,805,775 shares issued and outstanding)	$282,107,846

Composition of Net Assets:

Capital stock, at par value ($.01) (Note 6)	$308,058

Additional paid-in capital (Note 6)	300,813,862

Accumulated undistributed net investment income	1,650,960

Accumulated net realized loss	(21,896,124)

Net unrealized appreciation	1,231,090

Net assets applicable to capital stock outstanding	$282,107,846

See notes to financial statements.

THE HYPERION TOTAL RETURN FUND, INC.
Statement of Operations – (Unaudited)
For the Six Months Ended May 31, 2005

Investment Income (Note 2):

Interest	$15,532,180

Dividends	800,993

16,333,173

Expenses:

Investment advisory fee (Note 3)	914,471

Administration fee (Note 3)	285,382

Insurance	102,102

Custodian	37,993

Reports to shareholders	57,216

Accounting and tax services	49,863

Transfer agency	21,489

Directors’ fees	37,896

Legal	13,947

Registration fees	12,480

Miscellaneous	6,081

Total operating expenses	1,538,920

Interest expense on reverse repurchase agreements (Note 5)	1,702,708

Total expenses	3,241,628

Net investment income	13,091,545

Realized and Unrealized Gain (Loss) on Investments (Notes 2 and 7):

Net realized gain (loss) on:

Investment transactions	361,604

Swap contracts	(1,308,719)

Futures transactions	(299,951)

Net realized loss on investment transactions, swap contracts and futures transactions	(1,247,066)

Net change in unrealized appreciation/depreciation on:

Investments	942,586

Swap contracts	1,597,293

Futures	(361,206)

Net change in unrealized appreciation/depreciation on investments, swap contracts and futures	2,178,673

Net realized and unrealized gain (loss) on investments, swap contracts and futures	931,607

Net increase in net assets resulting from operations	$14,023,152

See notes to financial statements.

THE HYPERION TOTAL RETURN FUND, INC.
Statements of Changes in Net Assets

	For the Six Months
	Ended	For the Year
	May 31, 2005	Ended
	(Unaudited)	November 30, 2004

Increase (Decrease) in Net Assets Resulting from Operations:

Net investment income	$13,091,545	$24,386,777

Net realized gain (loss) on investment transactions, swap contracts and futures transactions	(1,247,066)	4,982,767

Net change in unrealized appreciation/depreciation on investments, swap contracts and futures	2,178,673	(6,017,514)

Net increase in net assets resulting from operations	14,023,152	23,352,030

Dividends to Shareholders (Note 2):

Net investment income	(13,851,672)	(27,653,733)

Capital Stock Transactions (Note 6):

Net asset value of shares issued through dividend reinvestment (41,562 and 71,326 shares, respectively)	401,428	687,386

Net increase from capital stock transactions	401,428	687,386

Total increase (decrease) in net assets	572,908	(3,614,317)

Net Assets:

Beginning of period	281,534,938	285,149,255

End of period (including undistributed net investment income of $1,650,960 and $1,306,488, respectively)	$282,107,846	$281,534,938

See notes to financial statements.

THE HYPERION TOTAL RETURN FUND, INC.
Statement of Cash Flows — (Unaudited)
For the Six Months Ended May 31, 2005

Increase (Decrease) in Cash:

Cash flows provided by (used for) operating activities:

Net increase in net assets resulting from operations	$14,023,152

Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:

Purchases of long-term portfolio investments	(127,456,676)

Proceeds from disposition of long-term portfolio investments, principal paydowns, and securities sold short	133,890,238

Increase in interest receivable	(217,238)

Increase in receivable for investments sold and paydowns	(211,280)

Increase in receivable from transfer agent	(68,016)

Increase in prepaid expenses and other assets	(50,036)

Increase in variation margin payable	41,814

Increase in interest payable for reverse repurchase agreements	79,029

Decrease in payable for investments purchased	(9,783,769)

Increase in investment advisory fee payable	7,493

Increase in administration fee payable	3,876

Decrease in accrued expenses and other liabilities	(130,576)

Net accretion on investments	(1,117,973)

Unrealized depreciation on investments	(2,178,673)

Net realized gain on investment transactions	(361,604)

Net cash provided by operating activities	6,469,761

Cash flows provided by (used for) financing activities:

Net cash provided by reverse repurchase agreements	7,079,300

Dividends paid to shareholders, net of reinvestments	(13,450,244)

Net cash used for financing activities	(6,370,944)

Net increase in cash	98,817

Cash at beginning of period	1,233,765

Cash at end of period	$1,332,582

Noncash financing activities not included herein consist of reinvestment of dividends of $401,428.
Interest payments for the six month ended May 31, 2005, totaled $1,623,679. See notes to financial statements

See notes to financial statements.

THE HYPERION TOTAL RETURN FUND, INC.
Financial Highlights

	For the
	Six Months
	Ended		For the Year Ended November 30,
	May 31, 2005
	(Unaudited)		2004	2003	2002		2001	2000

Per Share Operating Performance:

Net asset value, beginning of period	$9.15		$9.29	$9.24	$9.17		$9.41	$9.27

Net investment income	0.43		0.79	0.85	0.89		0.88	0.79

Net realized and unrealized gains (losses) on investments, short sales, futures and swap contracts	0.03		(0.03)	0.10	0.08		0.26	0.20

Net increase (decrease) in net asset value resulting from operations	0.46		0.76	0.95	0.97		1.14	0.99

Net effect of shares repurchased	—		—	—	—		—	—	*

Dividends from net investment income	(0.45)		(0.90)	(0.90)	(0.90)		(0.87)	(0.85)

Offering costs charged to additional paid-in-capital	—		—	—	—	*	(0.09)	—

Dilutive effect of rights offering	—		—	—	—		(0.42)	—

Net asset value, end of period	$9.16		$9.15	$9.29	$9.24		$9.17	$9.41

Market price, end of period	$10.3500		$10.2900	$10.1600	$9.2800		$8.5700	$8.4375

Total Investment Return+	5.36%	(1)	11.31%	20.43%	19.39%		13.13% ++	26.41%

Ratios to Average Net Assets/ Supplementary Data:

Net assets, end of period (000’s)	$282,108		$281,535	$285,149	$282,568		$280,106	$215,318

Operating expenses	1.09%	(2)	1.10%	1.15%	1.05%		1.11%	1.10%

Interest expense	1.21%	(2)	0.61%	0.47%	0.84%		1.22%	1.82%

Total expenses	2.30%	(2)	1.71%	1.62%	1.89%		2.33%	2.92%

Net investment income	9.31%	(2)	8.55%	9.10%	9.62%		9.21%	8.55%

Portfolio turnover rate	31%	(1)	80%	89%	61%		43%	57%

+	Total investment return is computed based upon the New York Stock Exchange market price of the Fund’s shares and excludes the effects of brokerage commissions. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund’s dividend reinvestment plan.

++	Adjusted for assumed reinvestment of proceeds of rights offering.

*	Rounds to less than $0.01.

(1)	Not Annualized

(2)	Annualized

See notes to financial statements.

THE HYPERION TOTAL RETURN FUND, INC.
Notes to Financial Statements – (Unaudited)
May 31, 2005

1.     The Fund

The Hyperion Total Return Fund, Inc. (the “Fund”), which was incorporated under the laws of the State of Maryland on May 26, 1989, is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company.

The Fund’s investment objective is to provide a high total return, including short and long-term capital gains and a high level of current income, through the management of a portfolio of securities. No assurance can be given that the Fund’s investment objective will be achieved.

2.     Significant Accounting Policies

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Investments: Where market quotations are readily available, securities held by the Fund are valued based upon the current bid price, except preferred stocks, which are valued based upon the closing price. Securities may be valued by independent pricing services that have been approved by the Board of Directors. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. The Fund values mortgage-backed securities (“MBS”) and other debt securities for which market quotations are not readily available (approximately 27% of the investments in securities held by the Fund at May 31, 2005) at their fair value as determined in good faith, utilizing procedures approved by the Board of Directors of the Fund, on the basis of information provided by dealers in such securities. Some of the general factors which may be considered in determining fair value include the fundamental analytic data relating to the investment and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction. Debt securities having a remaining maturity of sixty days or less when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at amortized cost.

The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region. The values of MBS can be significantly affected by changes in interest rates or in the financial condition of an issuer or market.

Options Written or Purchased: The Fund may write or purchase options as a method of hedging potential declines in similar underlying securities. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, also is treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the proceeds from the sale or cost of the purchase in determining whether the Fund has realized a gain or a loss on the investment transaction.

The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund purchases or writes options to hedge against adverse market movements or fluctuations in value caused by changes in interest rates. The Fund bears the risk in purchasing an option, to the extent of the premium paid, that it will expire without being exercised. If this occurs, the option expires worthless and the premium paid for the option is recognized as a realized loss. The risk associated with writing call options is that the Fund may forego the opportunity for a profit if the market value of the underlying position increases and the option is exercised. The Fund will only write call options on positions held in its portfolio. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying position decreases and the option is exercised. In addition, the Fund bears the risk of not being able to enter into a closing transaction for written options as a result of an illiquid market.

THE HYPERION TOTAL RETURN FUND, INC.
Notes to Financial Statements – (Unaudited)
May 31, 2005

Short Sales: The Fund may make short sales of securities as a method of hedging potential declines in similar securities owned. The Fund may have to pay a fee to borrow the particular securities and may be obligated to pay to the lender an amount equal to any payments received on such borrowed securities. A gain, limited to the amount at which the Fund sold the security short, or a loss, unlimited as to dollar amount, will be realized upon the termination of a short sale if the market price is less or greater than the proceeds originally received.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.

The Fund invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Fund is at risk that it may not be able to close out a transaction because of an illiquid market.

Swap agreements: The Fund may enter into interest rate swap agreements to manage its exposure to interest rates. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. The Fund will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market daily based upon quotations from market makers and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Statement of Operations. Net cash payments on interest rate swap agreements are included as part of realized gain/loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the fluctuation of interest rates. See Note 7 for a summary of all open swap agreements as of May 31, 2005.

When-Issued Purchases and Forward Commitments: The Fund may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis in order to hedge against anticipated changes in interest rates and prices and secure a favorable rate of return. When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date, which can be a month or more after the date of the transaction. At the time the Fund makes the commitment to purchase securities on a when-issued or forward commitment basis, it will record the transaction and thereafter reflect the value of such securities in determining its net asset value. At the time the Fund enters into a transaction on a when-issued or forward commitment basis, the Advisor will identify collateral consisting of cash or liquid securities equal to the value of the when-issued or forward commitment securities and will monitor the adequacy of such collateral on a daily basis. On the delivery date, the Fund will meet its obligations from securities that are then maturing or sales of the securities identified as collateral by the Advisor and/or from then available cash flow. When-issued securities and forward commitments may be sold prior to the settlement date. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it can incur a gain or loss due to market fluctuation. There is always a risk that the securities may not be delivered and that the Fund may incur a loss. Settlements in the ordinary course are not treated by the Fund as when-issued or forward commitment transactions and, accordingly, are not subject to the foregoing limitations even though some of the risks described above may be present in such transactions.

Securities Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are accreted and amortized, respectively, using the effective yield to maturity method.

THE HYPERION TOTAL RETURN FUND, INC.
Notes to Financial Statements – (Unaudited)
May 31, 2005

Taxes: It is the Fund’s intention to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

Dividends and Distributions: The Fund declares and pays dividends monthly from net investment income. Distributions of realized capital gains in excess of capital loss carryforwards are distributed at least annually. Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with Federal income tax regulations and may differ from net investment income and realized gains recorded by the Fund for financial reporting purposes. These differences, which could be temporary or permanent in nature, may result in reclassification of distributions; however, net investment income, net realized gains and net assets are not affected.

Cash Flow Information: The Fund invests in securities and distributes dividends and distributions which are paid in cash or are reinvested at the discretion of shareholders. These activities are reported in the Statement of Changes in Net Assets. Additional information on cash receipts and cash payments is presented in the Statement of Cash Flows. Cash, as used in the Statement of Cash Flows, is the amount reported as “Cash” in the Statement of Assets and Liabilities, and does not include short-term investments.

Accounting practices that do not affect reporting activities on a cash basis include carrying investments at value and accreting discounts and amortizing premiums on debt obligations.

Repurchase Agreements: The Fund, through its custodian, receives delivery of the underlying collateral, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Hyperion Capital Management, Inc. (the “Advisor”) is responsible for determining that the value of these underlying securities is sufficient at all times. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

3.     Investment Advisory Agreements and Affiliated Transactions

Pursuant to a transaction whereby Brascan Financial (U.S.) Corporation purchased all stock ownership of the holding company indirectly owning the Advisor as described in the Proxy Statement to Stockholders dated March 18, 2005 (the “Transaction”) the Fund entered into an Investment Advisory Agreement (the “New Investment Advisory Agreement”) with the Advisor on April 28, 2005. The Advisor is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate of 0.65% of the Fund’s average weekly net assets. Previously, the Advisor advised the Fund pursuant to an Investment Advisory Agreement dated June 4, 2002. During the six months ended May 31, 2005, the Advisor earned $914,471 in investment advisory fees.

The Fund has entered into an Administration Agreement with Hyperion Capital Management, Inc. (the “Administrator”). The Administrator entered into a sub-administration agreement with State Street Bank and Trust company (the “Sub-Administrator”). The Administrator and Sub-Administrator perform administrative services necessary for the operation of the Fund, including maintaining certain books and records of the Fund and preparing reports and other documents required by federal, state, and other applicable laws and regulations, and providing the Fund with administrative office facilities. For these services, the Fund pays to the Administrator a monthly fee at an annual rate of 0.20% of the Fund’s average weekly net assets. During the six months ended May 31, 2005, the Administrator earned $285,382 in administration fees. The Administrator is responsible for any fees due the Sub-Administrator.

Certain officers and/or directors of the Fund are officers and/or directors of the Advisor and/or the Administrator.

4.     Purchases and Sales of Investments

Purchases and sales of investments, excluding short-term securities, U.S. Government securities, short sales and reverse repurchase agreements, for the six months ended May 31, 2005, were $31,001,581 and $64,435,403, respectively. Purchases and sales of U.S. Government securities, for the six months ended May 31, 2005 were $96,455,095 and $70,467,839, respectively. For purposes of this footnote, U.S. Government securities may include securities issued by the U.S. Treasury, Federal Home Loan Mortgage Corporation, and the Federal National Mortgage Association.

THE HYPERION TOTAL RETURN FUND, INC.
Notes to Financial Statements – (Unaudited)
May 31, 2005

5.     Borrowings

The Fund may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such an account for each of its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

At May 31, 2005, the Fund had the following reverse repurchase agreements outstanding:

		Maturity
Face Value	Description	Amount

$6,717,000	CS First Boston, 3.07%, dated 5/23/05, maturity date 6/14/05	$6,729,602

3,783,000	CS First Boston, 3.08%, dated 5/27/05, maturity date 6/14/05	3,788,826

7,035,000	Goldman Sachs, 3.06%, dated 5/06/05, maturity date 6/08/05	7,054,733

16,258,000	Goldman Sachs, 3.06%, dated 5/06/05, maturity date 6/08/05	16,303,604

3,650,000	Goldman Sachs, 3.07%, dated 5/19/05, maturity date 6/16/05	3,658,715

2,610,000	Goldman Sachs, 3.07%, dated 5/31/05, maturity date 6/21/05	2,614,674

13,635,000	Lehman Brothers, 3.05%, dated 5/16/05, maturity date 6/06/05	13,659,259

6,485,000	Lehman Brothers, 3.09%, dated 5/24/05, maturity date 6/22/05	6,501,142

21,650,000	Lehman Brothers, 2.85%, dated 5/24/05, maturity date 6/01/05	21,663,712

4,713,000	Merrill Lynch, 3.09%, dated 5/12/05, maturity date 6/23/05	4,729,990

4,878,000	Merrill Lynch, 3.08%, dated 5/12/05, maturity date 6/22/05	4,895,111

5,648,000	Merrill Lynch, 3.08%, dated 5/12/05, maturity date 6/23/05	5,668,295

5,705,000	Merrill Lynch, 3.08%, dated 5/12/05, maturity date 6/23/05	5,725,500

6,751,000	Merrill Lynch, 3.08%, dated 5/26/05, maturity date 6/15/05	6,762,552

3,757,000	Merrill Lynch, 3.08%, dated 5/31/05, maturity date 6/07/05	3,759,250

3,280,000	Morgan Stanley, 3.11%, dated 5/18/05, maturity date 6/16/05	3,288,217

3,400,000	Morgan Stanley, 3.11%, dated 5/18/05, maturity date 6/16/05	3,408,518

5,700,000	Morgan Stanley, 3.10%, dated 5/23/05, maturity date 6/14/05	5,710,798

9,700,000	Wachovia Capital, 3.09%, dated 5/23/05, maturity date 6/21/05	9,724,145

$135,355,000

	Maturity Amount, Including Interest Payable	$135,646,643

	Market Value of Assets Sold Under Agreements	$138,460,004

	Weighted Average Interest Rate	3.04%

The average daily balance of reverse repurchase agreements outstanding during the six months ended May 31, 2005, was approximately $132,081,823 at a weighted average interest rate of 2.55%. The maximum amount of reverse repurchase agreements outstanding at any time during the period was $142,488,097 as of February 10, 2005, which was 33.22% of total assets.

6.     Capital Stock

There are 50 million shares of $0.01 par value common stock authorized. Of the 30,805,775 shares outstanding at May 31, 2005, the Advisor owned 11,112 shares.

THE HYPERION TOTAL RETURN FUND, INC.
Notes to Financial Statements – (Unaudited)
May 31, 2005

The Fund is continuing its stock repurchase program, whereby an amount of up to 15% of the original outstanding common stock, or approximately 3.7 million of the Fund’s shares, are authorized for repurchase. The purchase price may not exceed the then-current net asset value.

For the periods ended May 31, 2005 and November 30, 2004, no shares have been repurchased. All shares repurchased have been retired. Since inception of the stock repurchase program 2,089,740 shares have been repurchased pursuant to this program at a cost of $18,605,505 and at an average discount of 13.18% from its net asset value.

The Fund issued to its shareholders of records as of the close of business on August 27, 2001 transferable rights to subscribe for up to an aggregate 7,644,525 shares of common stock of the Fund at a rate of one share of common stock for 3 rights held at the subscription price $8.10 per share. During September 2001, the Fund issued, in total, 7,644,525 shares of Common Stock on exercise of such Rights. Rights offering costs of $515,977 and brokerage and deal-manager commissions of $2,322,025 were charged directly against the proceeds of the Offering. An adjustment of $16,696 related to such offering costs was credited to paid-in capital during the year ended November 30, 2002.

7.     Financial Instruments

The Fund regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, futures contracts and swap agreements and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. During the period, the Fund had segregated sufficient cash and/or securities to cover any commitments under these contracts.

There was no written option activity for the six months ended May 31, 2005.

As of May 31, 2005, the following swap agreements were outstanding:

			Net Unrealized
Notional	Expiration		Appreciation/
Amount	Date	Description	(Depreciation)

$40,000,000	03/05/06	Agreement with Goldman Sachs Capital Markets, LP, dated 03/03/04 to pay semi-annually the notional amount multiplied by 2.064% and to receive quarterly the notional amount multiplied by 3 month USD-LIBOR-BBA.	$570,904
40,000,000	03/31/08	Agreement with Morgan Stanley Capital Services, Inc., dated 03/31/05 to pay quarterly the notional amount multiplied by 3 month USD-LIBOR-BBA and to receive semi-annually the notional amount multiplied by 4.4975%.	588,653
40,000,000	06/04/08	Agreement with Goldman Sachs Capital Markets, LP, dated 06/02/03 to pay semi-annually the notional amount multiplied by 2.710% and to receive quarterly the notional amount multiplied by 3 month USD-LIBOR-BBA.	1,269,659

			$2,429,216

THE HYPERION TOTAL RETURN FUND, INC.
Notes to Financial Statements – (Unaudited)
May 31, 2005

As of May 31, 2005, the following futures contracts were outstanding:

Long:

					Unrealized
Notional			Cost at	Value at	Appreciation/
Amount	Type	Expiration Date	Trade Date	May 31, 2005	(Depreciation)

$2,200,000	5 Yr. U.S. Treasury Note	June 2005	$2,364,478	$2,399,719	$35,241

Short:

					Unrealized
Notional			Cost at	Value at	Appreciation/
Amount	Type	Expiration Date	Trade Date	May 31, 2005	(Depreciation)

$20,900,000	10 Yr. U.S. Treasury Note	June 2005	$23,271,370	$23,584,344	$(312,974)

8.     Federal Income Tax Information

The below information is based upon financial data and book/ tax differences as of May 31, 2005. As a result, the amounts provided may change based upon year-end information.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

At May 31, 2005 the tax character of the $13,851,672 of distributions paid was entirely from ordinary income. During the year ended November 30, 2004, the tax character of the $27,653,733 of distributions paid was also entirely from ordinary income.

At May 31, 2005, the components of net assets (excluding paid-in-capital) on a tax basis were as follows:

Undistributed Tax Ordinary Income	$1,596,815

Accumulated capital loss	(22,173,856)

Tax basis unrealized appreciation/(depreciation)	1,562,967

Total	$(19,014,074)

The differences between book and tax basis unrealized appreciation/(depreciation) is primarily attributable to the mark-to-market of futures and differing treatment of swap interest income (expense) for tax purposes.

Federal Income Tax Basis: The federal income tax basis of the Fund’s investments at May 31, 2005 was $413,563,855. Net unrealized depreciation was $920,393 (gross unrealized appreciation — $14,262,109; gross unrealized depreciation — $15,182,502). At May 31, 2005, the Fund had a capital loss carryforward of $22,173,856, of which $4,541,146 expires on November 30, 2007, $3,003,624 expires on November 30, 2008, $8,349,330 expires on November 30, 2009, $3,566,846 expires on November 30, 2010, and $2,712,910 expires on November 30, 2013, available to offset any future gains, to the extent provided by regulations.

Capital Account Reclassification: At May 31, 2005, the Fund’s undistributed net investment income was increased by $1,104,639 with an offsetting decrease in accumulated net realized loss. These adjustments were primarily the result of current period paydown reclassifications, swap interest income (expense) and mutual fund dividend reclassifications.

9.     Subsequent Events

Dividend: The Fund’s Board of Directors declared the following regular monthly dividends:

Dividend	Record	Payable
Per Share	Date	Date

$0.0750	06/21/05	06/30/05

$0.0600	07/19/05	07/28/05

10.     Contractual Obligations

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

PROXY RESULTS (Unaudited)

During the six months ended May 31, 2005, The Hyperion Total Return Fund, Inc. shareholders voted on the following proposals at a shareholders’ meeting on April 19, 2005. The description of each proposal and number of shares voted are as follows:

	Shares Voted	Shares Voted	Shares Voted
	For	Against	Abstain

1. To elect to the Fund’s Board of Directors

Clifford E. Lai:	29,042,156	0	341,581

	Shares Voted	Shares Voted	Shares Voted
	for	Against	Abstain

2. To elect to the Fund’s Board of Directors

Leo M. Walsh, Jr.:	29,047,377	0	336,360

	Shares Voted	Shares Voted	Shares Voted
	For	Against	Abstain

3. Approval of New Investment Advisory Agreement:	28,670,237	367,895	345,605

	Shares Voted	Shares Voted	Shares Voted
	For	Against	Abstain

4. To select PricewaterhouseCoopers LLP as the independent auditors:	28,793,831	212,977	376,929

BOARD CONSIDERATIONS RELATING TO THE NEW INVESTMENT ADVISORY AGREEMENT

(Unaudited)

On February 23, 2005, the Board of Directors held a meeting called for the purpose of considering the New Investment Advisory Agreement and, after careful review, determined that approving the New Investment Advisory Agreement was in the best interests of the stockholders. At the meeting, senior officers of the Advisor discussed the Transaction and discussed the need to approve the New Investment Advisory Agreement due to the change of control of the Advisor. The Board of Directors considered a wide range of information, including information of the type they regularly consider when determining to continue the Fund’s advisory agreement. In determining that the New Investment Advisory Agreement was in the best interests of the stockholders, the Board of Directors considered all factors deemed to be relevant to the Fund, including, but not limited to:

•	the expectation that the operation of the Advisor and the Fund’s day-to-day management, including the Fund’s portfolio manager, will remain unchanged for the foreseeable future;

•	the Advisor and its personnel (including particularly those personnel with responsibilities for providing services to the Fund), resources and investment process will remain unchanged;

•	the Advisor will also have access to the resources and personnel of Brascan;

•	the financial viability of the Advisor will remain unchanged;

•	the terms of the New Investment Advisory Agreement, including the fee, will not change;

•	the nature, extent and quality of the services that the Advisor has been providing to the Fund will remain unchanged;

•	the investment performance of the Fund and of similar funds managed by other advisers over various periods;

•	the Advisory fee rate payable to the Advisor by the Fund and by other client accounts managed by the Advisor, and payable by similar funds managed by other advisers;

•	the total expense ratio of the Fund and of similar funds managed by other advisers;

•	compensation payable by the Fund to affiliates of the Advisor for other services; and

•	profitability of the Advisor and its affiliates and the extent to which economies of scale would be realized as the Fund grows.

The Board considered the level and depth of knowledge of the Advisor. In evaluating the quality of services provided by the Advisor, the Board took into account its familiarity with the Advisor’s management through board meetings, conversations and reports.

The Board compared the advisory fees and total expense ratio of the Fund with various comparative data that it had been provided with in approving the Fund’s previous Investment Advisory Agreement. The Board considered the Fund’s recent performance results and noted that the Board reviews on a quarterly basis information about the Fund’s performance results, portfolio composition and investment strategies. The Board noted that the Fund’s advisory fee was equal to the median of advisory fees paid by its peer group of funds and that the Fund’s total advisory and administrative fees were only one basis point higher than the median of the Fund’s peer group. The Board also considered that the Fund outperformed its peer group on a one- three- and five- year basis as of October 31, 2004. The Board also took into consideration the financial condition and profitability of the Advisor and Brascan and any indirect benefits derived by the Advisor from the Advisor’s relationship with the Fund.

In considering the approval of the New Investment Advisory Agreement, the Board, including the Disinterested Directors, did not identify any single factor as controlling. Based on the Board’s evaluation of all factors that it deemed to be relevant, the Board, including the Disinterested Directors, concluded that the Advisor has demonstrated that it possesses the capability and resources necessary to perform the duties required of it under the New Investment Advisory Agreement; performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives; and the proposed Advisory fee is fair and reasonable, given the nature, extent and quality of the services to be rendered by the Advisor. The Board further determined that the change in control of the Advisor did not present any material change in the type and quality of service it would provide to the Fund.

BOARD CONSIDERATIONS RELATING TO THE NEW INVESTMENT ADVISORY AGREEMENT

(Unaudited) (continued)

The directors also considered the provisions of Section 15(f) of the 1940 Act, which provides, in relevant part, that affiliated persons may receive compensation if (1) for a period of three years after the Transaction at least 75 percent of the directors of the Fund are independent of the Advisor and (2) an “unfair burden” is not imposed on the Fund as a result of the Transaction. The Advisor has agreed not to seek any increase in the advisory fees for a period of at least two years and has agreed to pay incremental costs associated with the 2005 Annual Meeting of Stockholders due to the Transaction. In addition, it is expected that at least 75 percent of the Fund’s Directors will be Disinterested Directors.

After carefully reviewing all of these factors, the Board, including the Disinterested Directors, unanimously approved the New Investment Advisory Agreement and recommended that the Fund’s stockholders vote to approve the New Investment Advisory Agreement.

THE HYPERION TOTAL RETURN FUND, INC.
Information Concerning Directors and Officers (Unaudited)

The following tables provide information concerning the directors and officers of The Hyperion Total Return Fund, Inc. (the “Fund”).

	Position(s) Held with		Number of
	Fund and Term of		Portfolios in Fund
Name, Address	Office and Length of	Principal Occupation(s) During Past 5 Years and	Complex Overseen
and Age	Time Served	Other Directorships Held by Director	by Director

Disinterested Directors Class II Director to serve until 2007 Annual Meeting of Stockholders:

Rodman L. Drake c/o One Liberty Plaza, 36th floor, New York, New York 10006-1404 Age 62 [02-02-43]	Chairman Elected December 9, 2003 Director since July 1989, Member of the Audit Committee, Chairman of Nominating and Compensation Committee Elected for Three Year Term	Chairman (since 2003) and Director and/or Trustee of several investment companies advised by the Advisor (1989-Present); Co- founder, Baringo Capital LLC (2002-Present); Director, Jackson Hewitt Tax Services Inc. (“JTX”) (2004-Present); Director, Animal Medical Center (2002-Present); Director, Hotelevision, Inc. (1999-2003); Director and/or Lead Director, Parsons Brinckerhoff, Inc. (1995-Present); Director, Absolute Quality Inc. (2000-2004); Trustee of Excelsior Funds (32) (1994-Present); President, Continuation Investments Group Inc. (1997-2001).	5

Class I Director to serve until 2006 Annual Meeting of Stockholders:

Robert F. Birch c/o One Liberty Plaza, 36th floor, New York, New York 10006-1404 Age 69 [03-12-36]	Director since December 1998, Member of the Audit Committee, Member of Nominating and Compensation Committee, Member of Executive Committee Elected for Three Year Term	Director of several investment companies advised by the Advisor or by its affiliates (1998- Present); Chairman and President, New America High Income Fund (1992-Present); Director, Brandywine Funds (3) (2001 to Present).	5

Interested Director Nominee Class III Director to serve until 2006 Annual Meeting of Stockholders:

Clifford E. Lai* c/o One Liberty Plaza, 36th floor, New York, New York 10006-1404 Age 52 [05-16-53]	Director since December 2003 Elected until 2005 Member of Executive Committee Elected for Three Year Term	President (1998-Present) and Chief Investment Officer (1993-2002) of Hyperion Capital Management, Inc. (the “Advisor”); Co- Chairman (2003-Present) and Board of Managers (1995-Present) of Hyperion-GMAC Capital Advisors, LLC (formerly Lend Lease Hyperion Capital, LLC); President and Director of several investment companies advised by the Advisor (1993-Present).	3

THE HYPERION TOTAL RETURN FUND, INC.
Information Concerning Directors and Officers (Unaudited)

Officers of the Trust

	Position(s)	Term of Office and	Principal Occupation(s)
Name, Address and Age	Held with Fund	Length of Time Served	During Past 5 Years

Clifford E. Lai* c/o One Liberty Plaza, 36th floor, New York, New York 10006-1404 Age 52 [05-16-53]	President	Elected Annually Since April 1993	Please see “Information Concerning Nominees/ Directors.”

John Dolan* c/o One Liberty Plaza, 36th floor, New York, New York 10006-1404 Age 51 [08-19-53]	Vice President	Elected Annually Since March 1998	Chief Investment Strategist (1998-Present) and Chief Investment Officer (2002-Present) of the Advisor.

Daniel S. Kim*+ c/o One Liberty Plaza, 36th floor, New York, New York 10006-1404 Age 37 [3-13-68]	Chief Compliance Officer (“CCO”) & Secretary	Elected Annually CCO September 2004 and Secretary January 2005	Director and CCO (September 2004-Present), and Secretary (since January 2005) of the Adviser; Secretary (since January 2005) and CCO (September 2004-Present) of several investment companies advised by the Advisor; Secretary (since January 2005) and CCO (September 2004-Present) Hyperion GMAC Capital Advisors, LLC; Assistant General Counsel (May 2001-August 2004) Oak Hill Capital Management; Assistant General Counsel (May 2001-August 2004) of Oak Hill Advisors, LP; Lawyer (January 2001-April 2001) Arkin, Kaplan & Cohen; Law student preparing for the New York State Bar (January 2000-January 2001).

Thomas F. Doodian* c/o One Liberty Plaza, 36th floor, New York, New York 10006-1404 Age 46 [05-22-59]	Treasurer	Elected Annually Since February 1998	Managing Director, Chief Operating Officer (1998-Present) and Director of Finance and Operations of the Advisor (1995-Present); Treasurer of several investment companies advised by the Advisor (February 1998-Present); Treasurer of Hyperion GMAC Capital Advisors, LLC (formerly, Lend Lease Hyperion Capital Advisors, LLC) (1996-Present)

*	Interested person as defined by the Investment Company Act of 1940 (the “1940 Act”) because of affiliations with Hyperion Capital Management, Inc., the Fund’s Advisor.

+	Joseph Tropeano served as the Fund’s secretary until January 2005.

The Fund’s Statement of Additional Information includes additional information about the directors and is available, without charge, upon request by calling 1-800-497-3746

DIVIDEND REINVESTMENT PLAN

A Dividend Reinvestment Plan (the “Plan”) is available to shareholders of the Fund pursuant to which they may elect to have all distributions of dividends and capital gains automatically reinvested by American Stock Transfer & Trust Company (the “Plan Agent”) in additional Fund shares. Shareholders who do not participate in the Plan will receive all distributions in cash paid by check mailed directly to the shareholder of record (or if the shares are held in street or other nominee name, then to the nominee) by the Fund’s Custodian, as Dividend Disbursing Agent.

The Plan Agent serves as agent for the shareholders in administering the Plan. After the Fund declares a dividend or determines to make a capital gain distribution, payable in cash, if (1) the market price is lower than net asset value, the participants in the Plan will receive the equivalent in Fund shares valued at the market price determined as of the time of purchase (generally, the payment date of the dividend or distribution); or if (2) the market price of the shares on the payment date of the dividend or distribution is equal to or exceeds their net asset value, participants will be issued Fund shares at the higher of net asset value or 95% of the market price. This discount reflects savings in underwriting and other costs that the Fund otherwise will be required to incur to raise additional capital. If net asset value exceeds the market price of the Fund shares on the payment date or the Fund declares a dividend or other distribution payable only in cash (i.e., if the Board of Directors precludes reinvestment in Fund shares for that purpose), the Plan Agent will, as agent for the participants, receive the cash payment and use it to buy Fund shares in the open market, on the New York Stock Exchange or elsewhere, for the participants’ accounts. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of the Fund’s shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Fund’s shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. The Fund will not issue shares under the Plan below net asset value.

Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent. When a participant withdraws from the Plan or upon termination of the Plan by the Fund, certificates for whole shares credited to his or her account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account.

There is no charge to participants for reinvesting dividends or capital gain distributions, except for certain brokerage commissions, as described below. The Plan Agent’s fees for handling the reinvestment of dividends and distributions are paid by the Fund. There are no brokerage commissions charged with respect to shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends and distributions.

The automatic reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable on such dividends or distributions.

A brochure describing the Plan is available from the Plan Agent, by calling 1-212-936-5100.

If you wish to participate in the Plan and your shares are held in your name, you may simply complete and mail the enrollment form in the brochure. If your shares are held in the name of your brokerage firm, bank or other nominee, you should ask them whether or how you can participate in the Plan. Shareholders whose shares are held in the name of a brokerage firm, bank or other nominee and are participating in the Plan may not be able to continue participating in the Plan if they transfer their shares to a different brokerage firm, bank or other nominee, since such shareholders may participate only if permitted by the brokerage firm, bank or other nominee to which their shares are transferred.

INVESTMENT ADVISOR AND ADMINISTRATOR

HYPERION CAPITAL MANAGEMENT, INC.
One Liberty Plaza
165 Broadway, 36th Floor
New York, New York 10006-1404
For General Information about the Trust:
(800) HYPERION

SUB-ADMINISTRATOR

STATE STREET BANK and TRUST COMPANY
225 Franklin Street
Boston, Massachusetts 02116

CUSTODIAN AND FUND ACCOUNTING AGENT

STATE STREET BANK and TRUST COMPANY
225 Franklin Street
Boston, Massachusetts 02116

TRANSFER AGENT

AMERICAN STOCK TRANSFER & TRUST
COMPANY
Investor Relations Department
59 Maiden Lane
New York, NY 10038
For Shareholder Services:
(800) 937-5449

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

PRICEWATERHOUSECOOPERS LLP
300 Madison Avenue
New York, New York 10017

LEGAL COUNSEL

SULLIVAN & WORCESTER LLP
1666 K Street, Northwest
Washington, D.C. 20006

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that periodically the Fund may purchase its shares in the open market at prevailing market prices.

Quarterly Portfolio Schedule: The Fund will file Form N-Q with the Securities and Exchange Commission for the first and third quarters of each fiscal year. The Fund’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling 1-800-HYPERION or on the Fund’s website at http://www.hyperioncapital.com.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-497-3746 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Fund has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling 1-800-497-3746 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Officers & Directors

Rodman L. Drake* Chairman Robert F. Birch* Director Clifford E. Lai Director and President John Dolan Vice President Thomas F. Doodian Treasurer Daniel Kim** Secretary

* Audit Committee Members
** Elected January 2005

The financial information included herein is taken from records of the Fund without audit by the Fund’s independent auditors, who do not express an opinion thereon.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

The Hyperion Total Return Fund, Inc.
One Liberty Plaza
165 Broadway, 36th Floor
New York, NY 10006-1404

Item 2. Code of Ethics.
     As of the end of the period covered by this report, the Registrant had adopted a Code of Ethics for Principal Executive and Principal Financial Officers (the “Code”). There were no amendments to or waivers from the Code during the period covered by this report. A copy of the Registrant’s Code will be provided upon request to any person without charge by contacting Daniel Kim at 1-800-HYPERION or by writing to Mr. Kim at One Liberty Plaza, 165 Broadway, 36th Floor, New York, NY 10006-1404.
Item 3. Audit Committee Financial Expert.
     The Registrant’s Board of Directors has determined that the Registrant has at least one audit committee financial expert serving on its audit committee, and his name is Rodman L. Drake. Mr. Drake is independent.
Item 4. Principal Accountant Fees and Services.
     Not applicable.
Item 5. Audit Committee of Listed Registrants.
     The Registrant has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The Registrant’s Audit Committee members include Rodman L. Drake and Robert F. Birch.
Item 6. Schedule of Investments.
     Please see Item 1.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
     Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
     Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
     None.
Item 10. Submission of Matters to a Vote of Security Holders.
     None.

Item 11. Controls and Procedures.
(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-CSR.
(b) As of the date of filing this Form N-CSR, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) None.
     (2) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.
     (3) None.
(b) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
THE HYPERION TOTAL RETURN FUND, INC.
By:     /s/   Clifford E. Lai
      Clifford E. Lai
      Principal Executive Officer
Date: August  1 , 2005
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:     /s/   Clifford E. Lai
      Clifford E. Lai
      Principal Executive Officer
Date: August  1 , 2005
By:   /s/     Thomas F. Doodian
      Thomas F. Doodian
      Treasurer and Principal Financial Officer
Date: August  1 , 2005